Unrecognized contractual commitments (excluding Orange Bank) - Purchase commitments (Details) € in Millions	Dec. 31, 2018 EUR (€)
Purchase commitment, handsets [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	€ 1,837
Purchase commitment, transmission capacity [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	384
Purchase commitment, satellite transmission capacity [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	277
Purchase commitment, other goods and services [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	3,439
Purchase commitment, TowerCos site management [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	522
Purchase commitment, network maintenance [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	215
Purchase commitment, submarine cable maintenance [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	159
Purchase commitment, broadcasting rights [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	€ 798